ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.2%
HARDWARE 12.0%
Consumer Electronics 2.2%
Apple Computer (1)	925,000	71,253
		71,253
Enterprise Hardware 6.8%
American Power Conversion	1,000,000	21,960
Dell (1)	1,400,000	31,976
EMC (1)	6,500,000	77,870
LG Electronics (KRW)	625,000	40,288
Sun Microsystems (1)	3,000,000	14,910
Symbol Technologies	2,000,000	29,720
		216,724
Supply Chain/Electronic Manufacturing 3.0%
Flextronics (1)	3,000,000	37,920
Hon Hai Precision (TWD)	3,000,000	18,264
Jabil Circuit	1,350,000	38,570
		94,754
Total Hardware		382,731
IT SERVICES 5.0%
IT Services 5.0%
Accenture, Class A	750,000	23,783
Cognizant Technology Solutions (1)	350,000	25,921
HCL Technologies (INR)	2,300,000	27,629
Infosys Technologies (INR)	800,000	32,328
Satyam Computer Services (INR)	1,150,000	20,599
Tata Consultancy (INR)	1,400,000	31,247
Total IT Services		161,507
MEDIA 11.7%
Gaming 0.5%
International Game Technology	400,000	16,600
		16,600
Internet 10.2%
eBay (1)	3,150,000	89,334
Google, Class A (1)	215,000	86,409
Monster Worldwide (1)	700,000	25,333
Yahoo! (1)	5,000,000	126,400
		327,476
Media & Entertainment 0.4%
Dreamworks Animation, Class A (1)	500,000	12,455
		12,455
Publishing 0.6%
Getty Images (1)	350,000	17,388
		17,388
Total Media		373,919
SEMICONDUCTORS 24.0%
Analog Semiconductors 7.4%
Analog Devices	3,500,000	102,865
Linear Technology	1,500,000	46,680
Maxim Integrated Products	3,100,000	87,017
		236,562
Digital Semiconductors 15.8%
Altera (1)	2,500,000	45,950
Broadcom, Class A (1)	1,400,000	42,476
Intel	1,750,000	35,997
Marvell Technology Group (1)	3,400,000	65,858
Microchip Technology	300,000	9,726
PMC-Sierra (1)	4,000,000	23,760
Samsung Electronics (KRW)	160,000	112,269
Spansion, Class A (1)	900,000	15,003
Taiwan Semiconductor, Warrants, 2/1/10 (1)	10,000,000	18,106
Texas Instruments	1,000,000	33,250
Xilinx	4,700,000	103,165
		505,560
Semiconductor Capital Equipment 0.8%
Applied Materials	750,000	13,297
KLA-Tencor	300,000	13,341
		26,638
Total Semiconductors		768,760
SOFTWARE 17.5%
Applications Software 6.6%
Adobe Systems (1)	1,650,000	61,792
Cognos (1)	1,450,000	52,925
NAVTEQ (1)	1,500,000	39,165
Salesforce.com (1)	1,350,000	48,438
Tele Atlas (EUR) (1)	500,000	8,481
		210,801
Consumer Software 2.0%
Electronic Arts (1)	950,000	52,896
Take-Two Interactive Software (1)	750,000	10,695
		63,591
Infrastructure Software 4.5%
Microsoft	2,800,000	76,524
Oracle (1)	500,000	8,870
Red Hat (1)	2,750,000	57,970
		143,364
Systems Software 4.4%
Cogent (1)	2,400,000	32,952
McAfee (1)	2,000,000	48,920
VeriSign (1)	3,000,000	60,600
		142,472
Total Software		560,228
TELECOM EQUIPMENT 17.6%
Wireless Equipment 7.5%
LM Ericsson (SEK)	7,500,000	26,049
LM Ericsson ADR (1 ADR represents 10 Series "B" shares)	750,000	25,837
Nokia ADR	5,000,000	98,450
QUALCOMM	2,250,000	81,787
ZTE (HKD)	2,000,000	7,393
		239,516
Wireline Equipment 10.1%
Cisco Systems (1)	5,650,000	129,950
Corning (1)	2,800,000	68,348
Juniper Networks (1)	7,200,000	124,416
		322,714
Total Telecom Equipment		562,230
TELECOM SERVICES 2.4%
Wireless - Domestic 0.5%
American Tower Systems, Class A (1)	400,000	14,600
		14,600
Wireless - International 1.5%
Bharti Airtel (INR) (1)	4,500,000	48,820
		48,820
Wireline - International 0.4%
Telus	250,000	13,992
		13,992
Total Telecom Services		77,412
Total Miscellaneous Common Stocks 5.0% (1)(2)		159,408
Total Common Stocks (Cost $3,453,300)		3,046,195
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Government Reserve Investment Fund
5.17% (3)(4)	159,693,075	159,693
Total Short-Term Investments (Cost $159,693)		159,693
Total Investments in Securities
100.2% of Net Assets (Cost $3,612,993)		$3,205,888

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Affiliated company - see Note 4
(4)	Seven-day yield
ADR	American Depository Receipts
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
SEK	Swedish Krona
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $3,612,993,000. Net unrealized loss aggregated $407,084,000 at period-end, of which $176,898,000 related to appreciated investments and $583,982,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $3,015,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $159,693,000 and $44,656,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006